AMERICAN CENTURY PREMIUM RESERVES, INC.

                              PROSPECTUS SUPPLEMENT
                           Premium Government Reserve
                             Premium Capital Reserve
                                  Premium Bond

                         SUPPLEMENT DATED JUNE 30, 1998
                         Prospectus dated August 1, 1997

The following disclosure replaces the fifth paragraph under the heading "Premium Bond," found on page 10 of the Prospectus.

     To achieve its objective, Premium Bond may invest in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization, such as Moody's Investor Services (Moody's) and Standard & Poor's Corporation (S&P), as follows:

                                                       Examples of
                                                         Minimum
                                                         Ratings
                                                  --------------------
Type of Security       General Credit Limit       Moody's          S&P
--------------------------------------------------------------------------------
Short-term notes            two highest            MIG-2           SP-2
                             categories

Corporate, sovereign        five highest            Ba              BB
   and municipal bonds        categories

U.S. government                NONE                 n/a             n/a
   and government
   agency securities

Other types                  two highest            P-2             A-2
                              categories
--------------------------------------------------------------------------------

     The fund may also invest in unrated securities if the manager determines that they are of equivalent credit quality.

     Corporate, sovereign and municipal bonds that the fund may buy include securities known as "medium-grade securities." Medium-grade securities are those rated in the fourth and fifth highest ratings categories. Medium-grade securities are somewhat speculative. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category rated securities (Moody's Baa, S&P's BBB) than more highly rated securities. This sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category rated (Moody's Ba, S&P's BB) securities. The fund may not invest more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

     The fund may invest in U.S. government and government agency securities as described under "Premium Government Reserve," page 8.

The following  chart is inserted  after the fourth  paragraph  under the heading
"Fundamentals  of  Fixed  Income   Investing,"  found  on  pages  10-11  of  the
Prospectus.

                         Authorized Quality Range
                   A-1              A-2         A-3
                   P-1              P-2         P-3
                   MIG-1           MIG-2        MIG-3
                   SP-1            SP-2         SP-3

                 AAA   AA         A   BBB       BB   B     CCC    CC     C    D
Premium Bond     XXX   XX         X   XXX       XX

The following disclosure should be inserted after the section "Rule 144A Securities," found on page 15 of the Prospectus.

INVESTMENTS IN COMPANIES WITH LIMITED
OPERATING HISTORIES

     The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

     Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

     Premium Bond and Premium Capital Reserve will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure is added on page 23 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."

     We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

The following disclosure is added on page 27 of the Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

     Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

     Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The funds and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services.

     The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the funds' and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the funds will not directly bear any of the cost.

     In light of these remediation efforts, the funds do not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the funds' business, operations or financial condition.

     In addition, companies in which the funds invest may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the funds' performance.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 27 of the Prospectus.

     The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 27 of the Prospectus.

     Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

                  P.O. Box 419200                [american century logo(reg.sm)]
                  Kansas City, Missouri                                 American
                  64141-6200                                     Century(reg.tm)
                                                  1-800-345-2021 or 816-531-5575

SH-SPL-13247 9806

                     AMERICAN CENTURY PREMIUM RESERVES, INC.

                                  Supplement to
                       Statement of Additional Information

                   SUPPLEMENT DATED JUNE 30, 1998 Statement of
                   Additional Information dated August 1, 1997

The following disclosure replaces the first paragraph under the heading "Premium Bond," found on page 2 of the Statement of Additional Information.

    The manager will invest the Premium Bond portfolio in high- and medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization as follows:

                                                      Examples of
                                                        Minimum
                                                        Ratings
                                                    ---------------
Type of Security       General Credit Limit        Moody's       S&P
--------------------------------------------------------------------------------
Short-term notes             two highest             MIG-2        SP-2
                              categories

Corporate, sovereign        five highest              Ba        BB
   and municipal bonds        categories

U.S. government                NONE                   n/a        n/a
   and government
   agency securities

Other types                  two highest              P-2        A-2
                              categories
--------------------------------------------------------------------------------

    The fund may also invest in unrated securities if the manager determines that they are of equivalent credit quality. See "An Explanation of Fixed Income Securities Ratings," page 4.

    Premium Bond may also purchase securities under repurchase agreements as described in the Prospectus and purchase and sell interest rate futures contracts and related options. See "Interest Rate Futures Contracts and Related Options," page 6.

The following disclosure replaces the first through twentieth paragraphs under the heading "Officers and Directors," found on page 10 of the Statement of Additional Information.

    The principal officers and directors of the corporation, their ages (listed in parentheses), principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc., and its transfer agent, American Century Services Corporation, are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation serve in similar capacities for other funds advised by the manager. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

    JAMES E. STOWERS JR. (74),* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

    JAMES E. STOWERS III (39),* Director; Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

    THOMAS A. BROWN (58), Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.

    ROBERT W. DOERING M.D (66), Director; retired; formerly general surgeon.

    ANDREA C. HALL, PH.D. (53), Director; Senior Vice President and Associate Director, Midwest Research Institute.

    D.D. (DEL) HOCK (63), Director; retired; formerly Chairman, Public Service Company of Colorado; Director, Service Tech, Inc., Hathaway Corporation, and J.
D. Edwards & Company.

    DONALD H. PRATT (60), Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.

    LLOYD T. SILVER JR. (70), Director; President, LSC, Inc., a manufacturer's representative.

    M. JEANNINE STRANDJORD (52), Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.

    MARYANNE  ROEPKE  CPA  (42),  Vice  President,   Treasurer,   and  Principal
Accounting Officer; Vice President, American Century Services Corporation.

    PATRICK A. LOOBY (39), Vice President; Vice President, American Century Services Corporation.

    CHRISTOPHER J. KELLEY (33), Vice President (1998); Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelly served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON (34), Vice President (1998); Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    C. JEAN WADE, CPA (34), Controller.

    The Board of Directors has established four standing committees: the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

    Messrs.  Stowers Jr.  (chairman),  Stowers  III,  and Pratt  constitute  the
Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the full Board.

    Ms. Strandjord (chairman), Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to the internal controls and the considerations given or the connective action taken by management, and reviewing nonaudit services provided by the independent auditors.

    Messrs. Brown (chairman), Pratt, Silver and Dr. Hall constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including violations thereof.

    The Nominating Committee has as its principal role consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Hock and Stowers III.

                 P.O. Box 419200                 [american century logo(reg.sm)]
                 Kansas City, Missouri                                  American
                 64141-6200                                      Century(reg.tm)
                 1-800-345-2021 or 816-531-5575

SH-SPL-13248 9806